Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	NIAGEN BIOSCIENCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37752
Entity Tax Identification Number	26-2940963
Entity Address, Address Line One	10900 Wilshire Blvd.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	(310)
Local Phone Number	388-6706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NAGE
Entity Emerging Growth Company	false
Entity Central Index Key	0001386570
Amendment Flag	false
Security Owned Not Readily Marketable, Name [Domain]	NASDAQ